Epiphany Funds

Epiphany FFV Fund

Epiphany FFV Strategic Income Fund

Epiphany FFV Latin America Fund

Epiphany FFV Global Ecologic Fund

March 10, 2014

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   Epiphany Funds

Post Effective Amendment No. 25 to the Registration Statement on Form N-1A

(File No. 333-21962, 811-138045)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by Epiphany Funds (the "Trust"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 25 to the Trust's registration statement on Form N-1A (the "Amendment").  The text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2014.

Questions related to this filing should be directed to Cassandra Borchers of Thompson Hine LLP at (513) 352-6632.

Very truly yours,

C. Elizabeth Fahy

Secretary